Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 22	$ 79,692	$ (50,155)	$ 29,559
Balance, shares at Dec. 31, 2020	181,475	5,490,720
Issuance of common stock under the PIPE, net		$ 14	23,129		23,143
Issuance of common stock under the PIPE, net, Shares		3,571,429
Issuance of common stock under the promissory note		$ 1	1,111		1,112
Issuance of common stock under the promissory note, shares		16,112
Conversion of Series A Convertible Preferred Shares to common stock		$ 1	(1)
Conversion of Series A Convertible Preferred Shares to common stock, shares	(40,289)	180,106
Common stock from exercise of warrants			202		202
Common stock from exercise of warrants, shares		36,125
Preferred stock dividends				(151)	(151)
Net income				(3,445)	(3,445)
Ending balance, value at Jun. 30, 2021		$ 38	104,133	(53,751)	50,420
Balance, shares at Jun. 30, 2021	141,186	9,294,492
Beginning balance, value at Dec. 31, 2021		$ 42	111,840	(63,030)	48,852
Balance, shares at Dec. 31, 2021	449,673	10,613,964
Preferred stock dividends				(436)	(436)
Net income				1,358	1,358
Ending balance, value at Jun. 30, 2022		$ 42	$ 111,840	$ (62,108)	$ 49,774
Balance, shares at Jun. 30, 2022	449,673	10,613,964